Segment information	12 Months Ended
Jun. 30, 2021
Segment information
Segment information

Segment information

										Chemicals			Chemicals			Chemicals
	Mining			Gas			Fuels			Africa****			America			Eurasia			Corporate Centre			Total****
	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019
	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm
Income statement*
External turnover	2 025	1 343	3 222	7 321	8 350	8 316	59 393	60 816	76 985	58 260	51 600	52 607	29 358	28 721	21 419	45 539	39 537	40 967	14	—	60	201 910	190 367	203 576
Total turnover	21 704	19 891	20 876	10 990	12 419	12 665	60 649	62 553	78 624	60 597	54 310	54 817	29 360	28 809	21 424	46 038	39 989	41 423	26	30	78	229 364	218 001	229 907
Intersegmental turnover	(19 679)	(18 548)	(17 654)	(3 669)	(4 069)	(4 349)	(1 256)	(1 737)	(1 639)	(2 337)	(2 710)	(2 210)	(2)	(88)	(5)	(499)	(452)	(456)	(12)	(30)	(18)	(27 454)	(27 634)	(26 331)
Equity accounted profits, net of tax	(3)	(2)	—	—	—	—	742	(347)	908	83	21	37	—	—	—	1	—	147	(9)	(19)	(18)	814	(347)	1 074
Earnings/(loss) before interest and tax	3 227	2 756	4 701	6 656	5 527	3 948	(18 170)	(11 609)	10 769	6 957	(17 035)	3 474	8 116	(77 556)	(15 382)	4 680	(894)	3 100	5 153	(13 115)	(2 176)	16 619	(111 926)	8 434
Remeasurement items**	46	113	45	(655)	(30)	1 977	23 196	11 990	447	7 889	24 122	3 928	(7 336)	73 166	13 765	(86)	2 387	(104)	164	230	4	23 218	111 978	20 062
Depreciation and amortisation	2 223	2 080	1 805	1 463	2 002	2 100	3 401	4 809	4 832	4 461	5 649	5 577	3 637	5 085	1 532	1 687	1 821	1 244	772	881	724	17 644	22 327	17 814
Statement of cash flows*
Additions to non-current assets***	2 704	2 859	2 912	711	1 539	1 165	3 549	5 232	7 415	5 508	6 845	8 748	1 152	15 654	31 866	1 796	2 158	2 841	528	877	853	15 948	35 164	55 800
*	Comparative financial results have been revised to reflect the revised composition of the group’s reportable segments under the Sasol 2.0 operating model.
**	Excludes equity accounted investments.
***	Excludes capital project related payables.

**** Chemicals Africa results for 2019 and 2020 have been revised for the correction of the prior period errors. Refer note 1.

Geographic segment information

	South Africa			Rest of Africa			United States			Rest of North America			Europe			Rest of World			Total operations
	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019
	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm
External turnover*	84 844	84 528	100 955	8 853	7 776	8 814	31 247	28 295	24 452	4 183	3 758	3 285	48 529	44 280	45 202	24 254	21 730	20 868	201 910	190 367	203 576
Earnings/(loss) before interest and tax**	(7 523)	(37 029)	17 313	4 541	1 821	707	9 616	(75 827)	(15 022)	646	(481)	(2 721)	5 354	105	5 017	3 985	(515)	3 140	16 619	(111 926)	8 434
Tax paid	6 622	3 138	933	955	1 607	1 548	(3 340)	20	5	—	—	1	997	854	1 398	46	40	61	5 280	5 659	3 946
Non-current assets***	76 070	106 922	143 957	14 116	18 896	19 323	113 088	106 371	188 380	—	1 329	1 180	16 748	18 948	15 944	10 455	11 968	9 601	230 477	264 434	378 385
*	The analysis of turnover is based on the location of the customer.
**	Includes equity accounted profits/(losses) remeasurement items.

*** Excludes deferred tax assets and post-retirement benefit assets.

Reporting segments

The group’s operating model comprises of two distinct businesses, Energy and Chemicals. The Energy Business manages the marketing and sales of all fuel,coal, gas and oil products in Southern Africa. The Chemicals Business includes the marketing and sales of all chemical products in Africa, America and Eurasia. The operating model structure reflects how the results are reported to the Chief Operating Decision Maker (CODM). The CODM for Sasol is the President and Chief Executive Officer. The Energy Business reportable segments are operating segments that are differentiated by the activities that each undertakes and the products they manufacture and market. The Chemicals Business reportable segments are differentiated by the regions in which they operate. The group has six main reportable segments that reflect the structure used by the President and Chief Executive Officer to make key operating decisions and assess performance. The group evaluates the performance of its reportable segments based on earnings before interest and tax (EBIT).

Energy Business

The Energy Business operates integrated value chains with feedstock sourced from the Mining and Gas operating segments and processed at our operations in Secunda, Sasolburg and Natref. There are also associated assets outside South Africa which include the Pande-Temane Petroleum Production Agreement (PPA) in Mozambique and ORYX GTL (gas to liquids) in Qatar.

Mining

Mining is responsible for securing coal feedstock for the Southern African value chain, mainly for gasification, but also to generate electricity and steam. Coal is sold for gasification and utility purposes to Secunda Operations, for utility purposes to Sasolburg Operations and to third parties in the export market. Coal is supplied to Secunda Operations on arms-length terms and to Sasolburg operations based on a long-term supply contract with inflation linked escalation. The price of export coal is based on the Free on Board Richards Bay index.

The date of delivery related to Mining is determined in accordance with the contractual agreements entered into with customers. These are summarised as follows:

Delivery terms	Control passes to the customer
On delivery	At the point in time when the coal is delivered to the customer.

Free on Board	At the point in time when the coal is loaded onto the vessel at Richards Bay Coal Terminal; the customer is responsible for shipping and handling costs.

Gas

The Gas segment reflects the upstream feedstock, transport of gas through the ROMPCO pipeline, and external natural and methane rich gas sales.

Mozambican gas is sold under long-term contracts to both the Secunda and Sasol operations and to external customers. Condensate is sold on short-term contracts. In South Africa, gas is sold under long-term contracts at a price determinable from the supply agreements in accordance with the pricing methodology used by the National Energy Regulator of South Africa (NERSA). Analysis of gas and tests of the specifications and content are performed prior to delivery. Canadian gas is sold into the market at spot prices. Turnover from all gas sales is recognised on delivery.

Delivery terms	Control passes to the customer

On-delivery	At the point in time when the:
• Gas reaches the inlet coupling of the customer’s pipeline.
• Condensate is loaded onto the customer’s truck.

These are the points when the customer controls the gas, condensate or oil, or directs the use of it. The customer is responsible for transportation and handling costs in terms of gas, condensate and oil.

Fuels

The Fuels segment comprises the sales and marketing of liquid fuels produced in South Africa. Sasol supplies approximately 40% of South Africa's domestic fuel need through retail and wholesale channels. Liquid fuels are blended from fuel components produced by the Secunda Operations, crude oil refined at Natref, as well as some products purchased from other refiners. Liquid fuel products are sold under both short- and long-term agreements for both retail sales and commercial sales, including sales to other oil companies.

Liquid fuel prices are mainly driven by the Basic Fuel Price (BFP). Sales through wholesale is at BFP plus costs such as transportation and storage. For commercial sales and sales to other oil companies, the prices are fixed and determinable according to the specific contract, with periodic price adjustments.

Turnover is recognised as follows:

Delivery terms	Control passes to the customer:

On-delivery	At the point in time when the fuel is delivered onto the rail tank car, road tank truck or into the pipeline.
Free Carrier	At the point in time when the goods are unloaded to the port of shipment; Sasol is not responsible for the freight and insurance.
Carriage Paid To

Products: At the point in time when the product is delivered to a specified location or main carrier.

Freight: Over the period of transporting the goods to the customer’s nominated place – where the seller is responsible for freight costs, which are included in the contract.

The Fuels business also develops, implements and manages the group’s international business ventures based on Sasol’s proprietary gas-to-liquids (GTL) technology. Sasol holds 49% in ORYX GTL in Qatar.

Chemicals Business

Chemical products are grouped into Advanced Materials, Base Chemicals, Essential Care Chemicals and Performance Solutions.

The Chemicals Businesses sell the majority of their products under contracts at prices determinable from such agreements. Turnover is recognised in accordance with the related contract terms, at the point at which control transfers to the customer and prices are determinable and collectability is probable.

The point of delivery is determined in accordance with the contractual agreements entered into with customers which are as follows:

Delivery terms	Control passes to the customer:

Ex-tank sales	At the point in time when products are loaded into the customer’s vehicle or unloaded from the seller’s storage tanks.

Ex-works	At the point in time when products are loaded into the customer’s vehicle or unloaded at the seller’s premises.

Carriage Paid To (CPT); Cost Insurance Freight (CIF); Carriage and Insurance Paid (CIP); and Cost Freight Railage (CFR)	Products — CPT: At the point in time when the product is delivered to a specified location or main carrier.

Products — CIF, CIP and CFR: At the point in time when the products are loaded into the transport vehicle.

Carriage, freight and insurance: Over the period of transporting the products to the customer’s nominated place — where the seller is responsible for carriage, freight and insurance costs, which are included in the contract.

Free on Board	At the point in time when products are loaded into the transport vehicle; the customer is responsible for shipping and handling costs.

Delivered at Place	At the point in time when products are delivered to and signed for by the customer.

Consignment Sales	As and when products are consumed by the customer.

Corporate Centre

The Corporate Centre includes head office and centralised treasury operations.